Document and Entity Information	Aug. 29, 2019
Risk/Return:
Registrant Name	DELAWARE VIP TRUST
Document Type	497
Document Period End Date	Dec. 31, 2018
Central Index Key	0000814230
Amendment Flag	false
Document Creation Date	Aug. 29, 2019
Document Effective Date	Aug. 29, 2019
Prospectus Date	Apr. 30, 2019
Entity Inv Company Type	N-1A